Variable and Voting Interest Entities - Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									10 Months Ended	12 Months Ended
	Mar. 12, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total revenues		$ 197,593	$ 178,092	$ 161,933	$ 148,223	$ 137,036	$ 128,083	$ 120,786	$ 119,673		$ 685,841	$ 505,578	$ 455,094
Total operating expenses											947,045	458,491	300,799
Operating income (loss)		58,366	53,360	48,384	(421,314)	39,433	(38,219)	41,508	4,365		(261,204)	47,087	154,295
Non-operating income (loss)											42,839	(12,280)	(20,059)
Net gains of Launch Equity											10,623	8,817	(3,102)
Total non-operating income (loss)											53,462	(3,463)	(23,161)
Income (loss) before income taxes											(207,742)	43,624	131,134
Provision for income taxes											26,390	1,047	1,162
Net income (loss)	(434,342)									200,210	(234,132)	42,577	129,972
Less: Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings		50,505	44,614	42,442	(407,123)	36,652	(42,902)	38,959	1,051		(269,562)	33,760	133,073
Less: Net income (loss) attributable to noncontrolling interests-Launch Equity											10,623	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.		10,082	5,977	5,798	2,950	0	0	0	0	24,807	24,807	0	0
Eliminations
Total revenues											(2,492)	(1,404)	(97)
Total operating expenses											(2,492)	(1,404)	(97)
Operating income (loss)											0	0	0
Non-operating income (loss)											0	0	0
Net gains of Launch Equity												0
Total non-operating income (loss)											0	0	0
Income (loss) before income taxes											0	0	0
Provision for income taxes												0
Net income (loss)											0	0	0
Less: Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings												0
Less: Net income (loss) attributable to noncontrolling interests-Launch Equity												0
Net income attributable to Artisan Partners Asset Management Inc.											0	0	0
Before Consolidation
Total revenues											688,333	506,982	455,191
Total operating expenses											949,537	459,895	300,896
Operating income (loss)											(261,204)	47,087	154,295
Non-operating income (loss)											42,839	(12,280)	(20,059)
Net gains of Launch Equity												0
Total non-operating income (loss)											42,839	(12,280)	(20,059)
Income (loss) before income taxes											(218,365)	34,807	134,236
Provision for income taxes											26,390	1,047	1,162
Net income (loss)											(244,755)	33,760	133,074
Less: Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings											(269,562)	33,760	133,074
Less: Net income (loss) attributable to noncontrolling interests-Launch Equity												0
Net income attributable to Artisan Partners Asset Management Inc.											24,807	0	0
Launch Equity
Total revenues											0	0	0
Total operating expenses											0	0	0
Operating income (loss)											0	0	0
Non-operating income (loss)											0	0	0
Net gains of Launch Equity											10,623	8,817	(3,102)
Total non-operating income (loss)											10,623	8,817	(3,102)
Income (loss) before income taxes											10,623	8,817	(3,102)
Provision for income taxes												0
Net income (loss)											10,623	8,817	(3,102)
Less: Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings												0	(1)
Less: Net income (loss) attributable to noncontrolling interests-Launch Equity											10,623	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.											$ 0	$ 0	$ 0